Supplemental Oil and Gas Information (unaudited) - Reserves (Details)	12 Months Ended
	Dec. 31, 2021 MBoe MBbls MMcf	Dec. 31, 2020 MBoe MMcf MBbls	Dec. 31, 2019 MBoe MMcf MBbls	Dec. 31, 2018 MBoe MMcf MBbls
Proved Developed and Undeveloped Oil and Gas Reserve Quantities
Proved Developed Reserves (Energy) | MBoe	11,934	7,836	3,574	604
Proved Undeveloped Reserves (Energy) | MBoe	15,511	5,290	6,076	6,310
Proved Undeveloped reserves scheduled to be drilled	5 years
Natural Gas
Proved Developed and Undeveloped Oil and Gas Reserve Quantities
Proved Developed Reserves (Volume) | MMcf	30,710	15,479	8,381	442
Proved Undeveloped Reserves (Volume) | MMcf	32,791	7,186	17,354	12,706
Oil
Proved Developed and Undeveloped Oil and Gas Reserve Quantities
Proved Developed Reserves (Volume) | MBbls	6,815	5,256	2,177	530
Proved Undeveloped Reserves (Volume) | MBbls	10,046	4,093	3,183	4,192